Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingent Liabilities [Abstract]
Schedule of aggregate minimum lease and rental payments under non-cancelable operating leases
December 31,

2019	$2,549
2020	2,415
2021	2,114
2022	1,998
2023 and thereafter	5,335

$14,411